Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Net revenue:
Products and licenses	$ 95,012	$ 80,274	$ 65,849
Services	74,234	52,561	36,319
Total net revenue	169,246	132,835	102,168
Cost of revenue:
Products and licenses	21,778	16,652	13,770
Services	15,342	12,187	8,183
Total cost of revenue	37,120	28,839	21,953
Gross profit	132,126	103,996	80,215
Operating expenses:
Research and development	36,624	29,605	18,066
Sales and marketing	86,474	67,390	45,413
General and administrative	15,548	10,831	8,380
Total operating expenses	138,646	107,826	71,859
Income (loss) from operations	(6,520)	(3,830)	8,356
Other expense, net	(946)	(690)	(357)
Income (loss) before provision for income taxes	(7,466)	(4,520)	7,999
Provision for income taxes	744	802	1,011
Net income (loss)	(8,210)	(5,322)	6,988
Net income (loss) attributable to common stockholders:
Basic	(8,210)	(5,322)	101
Diluted	$ (8,210)	$ (5,322)	$ 124
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.40)	$ (0.54)	$ 0.01
Diluted (in dollars per share)	$ (0.40)	$ (0.54)	$ 0.01
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic (in shares)	20,563	9,933	7,768
Diluted (in shares)	20,563	9,933	10,281